Finance Lease Receivables, Net - Summary of Movement of Allowance for Finance Lease Receivables (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
Balance at the beginning of the year	¥ 19,088,837	$ 2,925,492	¥ 13,544,836
Additions	36,282,049	5,560,468	18,855,252
Charge-offs	(31,644,466)	(4,849,727)	(13,311,251)
Balance at the end of the year	¥ 23,726,420	$ 3,636,233	¥ 19,088,837